RELATED PARTY TRANSACTIONS - REVENUES COLLECTED AND SETTLED THROUGH CSRG (Details) - China State Railway Group Co., Ltd. [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Passenger transportation	¥ 6,054,100	¥ 3,769,231	¥ 7,475,003
Freight transportation	1,701,842	1,456,605	1,740,907
Other transportation related services	8,488	24,048	74,870
Revenue arising from exchanges of goods or services	¥ 7,764,430	¥ 5,249,884	¥ 9,290,780